RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
SUMMARY OF RELATED PARTY TRANSACTION RELATIONSHIP
Name	Relationship with the Group
Foshan Viomi and its subsidiaries (“Foshan Viomi”)	Controlled by a principal shareholder of the Company
Xiaomi	Shareholder of the Group

SUMMARY OF RELATED PARTY TRANSACTIONS

(1)	Amount due from/to related parties

	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB
		(unaudited)
Accounts receivable from related parties:
Xiaomi(a)	304,078	366,158
Foshan Viomi(c)	36,095	23,760
Total	340,173	389,918

Other receivables from related parties:
Other receivables from Xiaomi	200	537
Total	200	537

Amounts due to related parties:
Purchase and other payable to Xiaomi(a)	596	2,668

(2)	Purchase from related parties

	Six Months ended June 30,
	2025	2026
	RMB	RMB
	(unaudited)	(unaudited)
Foshan Viomi(c)	5,366	9,798
Total	5,366	9,798

VIOMI TECHNOLOGY CO., LTD

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED JUNE 30, 2025 AND 2026

(Amounts in thousands, except shares, ADS, per share and per ADS data)

19.	RELATED PARTY TRANSACTIONS (Continued)

(3)	Revenue from related parties

	Six Months ended June 30,
	2025	2026
	RMB	RMB
	(unaudited)	(unaudited)
Xiaomi(a)	1,347,652	652,894
Foshan Viomi(c)	13,314	13,244
Total	1,360,966	666,138

(4)	Selling and marketing expenses

	Six Months ended June 30,
	2025	2026
	RMB	RMB
	(unaudited)	(unaudited)
Commission expenses charged by Xiaomi(b)	22,596	16,047
Other expenses charged by Foshan Viomi(d)	5,460	3,465
Total	28,056	19,512

(a)	The Group both sells water purifiers and other products to and purchase Xiaomi branded products and certain raw materials from Xiaomi. The amount due from Xiaomi represents receivable arising from sales of water purifiers and other products. The balance due to Xiaomi represents payable arising from purchase of Xiaomi branded products and certain raw materials.

(b)	The Group sells its own brand products on the E-platform of Xiaomi, which charges the Group commission and technical service fees, also Xiaomi provides advertising and promotion service. The amount due from Xiaomi represents sales receivable net of commission, advertising and promotion service.

Certain amounts in prior periods have been reclassified to conform with current period presentation. These reclassifications had no impact on the Group’s consolidated financial statements.
(c)	The Group purchases certain raw materials from Foshan Viomi and its subsidiaries. The Group also sells its own branded products to Foshan Viomi, and provides rental services, and other services to Foshan Viomi and its subsidiaries.

(d)	The Group’s related party provides transportation services, maintenance services, promotion services as well as installation services for the Group.